Insurance Net Investment Result - Summary of Financial Transactions Results (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	€ 10,064	€ 7,666	€ 7,043
Net fair value change of derivatives
Bifurcated embedded derivatives	0	3	5
Total	43	(35)	0
Realised gains and (losses) on financial investments
Debt securities and money market investments	(28)	(11)	(113)
Realised gains and (losses) on financial investments comprised of:
Investments measured at amortized cost	69,293	76,020
Other
Gains / (losses) on investments in real estate	2	1	(6)
Total	3	0	(4)
Represented by:
Assets mandatorily measured at FVPL	(17)	14	3
Other	18	(47)	(117)
Income Or Loss From Insurance And Investment Contracts [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	17,010	12,159	15,447
Net fair value change of derivatives
Economic hedges where no hedge accounting is applied	33	(311)	(114)
Bifurcated embedded derivatives			(1)
Change in fair value of hedges on guarantees in products with DPF	213	(1,297)	(1,085)
Ineffective portion of hedge transactions to which hedge accounting is applied	(2)		3
Total	244	(1,608)	(1,197)
Realised gains and (losses) on financial investments
Debt securities and money market investments	5	3	(16)
Realised gains and (losses) on financial investments comprised of:
Investments measured at FVOCI	(2)	(1)
Investments measured at amortized cost	7	4	(15)
Other
Gains / (losses) on investments in real estate	7	8	(46)
Net fair value change on investments in real estate	9	1	2
Total	15	9	(44)
For the year ended December 31	17,275	10,563	14,190
Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	13,179	11,651	12,655
Net fair value change of derivatives
Economic hedges where no hedge accounting is applied	(1)	(167)	(95)
Change in fair value of hedges on guarantees in products with DPF	213	(1,297)	(1,085)
Total	212	(1,464)	(1,181)
Other
Gains / (losses) on investments in real estate	4	5	(28)
Net fair value change on investments in real estate	0
Total	4	5	(28)
For the year ended December 31	13,395	10,192	11,446
Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	1,459	(1,240)	1,404
Net fair value change of derivatives
Economic hedges where no hedge accounting is applied	41	(17)	29
Bifurcated embedded derivatives			(1)
Ineffective portion of hedge transactions to which hedge accounting is applied	(2)		3
Total	39	(17)	31
Realised gains and (losses) on financial investments
Debt securities and money market investments	5	3	(16)
Realised gains and (losses) on financial investments comprised of:
Investments measured at FVOCI	(2)	(1)
Investments measured at amortized cost	7	4	(15)
Other
Net fair value change on investments in real estate	9	1	2
Total	9	1	2
For the year ended December 31	1,512	(1,253)	1,421
Income Or Loss From Insurance And Investment Contracts [Member] | Investment Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	2,371	1,748	1,388
Net fair value change of derivatives
Economic hedges where no hedge accounting is applied	(7)	(127)	(48)
Total	(7)	(127)	(48)
Other
Gains / (losses) on investments in real estate	3	3	(18)
Total	3	3	(18)
For the year ended December 31	2,367	1,624	1,322
Shares [member] | Income Or Loss From Insurance And Investment Contracts [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	1,565	1,632	1,225
Shares [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	1,010	996	800
Shares [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	12	(4)	13
Shares [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Investment Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	542	639	413
Debt Securities And Money Market Investments [member]
Realised gains and (losses) on financial investments
Debt securities and money market investments	(28)	(11)	(113)
Debt Securities And Money Market Investments [member] | Income Or Loss From Insurance And Investment Contracts [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	1,507	(1,416)	1,457
Realised gains and (losses) on financial investments
Debt securities and money market investments	(2)	(1)
Debt Securities And Money Market Investments [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	95	(164)	55
Debt Securities And Money Market Investments [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	1,358	(1,145)	1,366
Realised gains and (losses) on financial investments
Debt securities and money market investments	(2)	(1)
Debt Securities And Money Market Investments [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Investment Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	54	(107)	36
Unconsolidated Investment Funds [member] | Income Or Loss From Insurance And Investment Contracts [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	13,849	12,034	12,750
Unconsolidated Investment Funds [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	12,074	10,819	11,800
Unconsolidated Investment Funds [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL		0	11
Unconsolidated Investment Funds [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Investment Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	1,775	1,215	939
Loan [Member] | Income Or Loss From Insurance And Investment Contracts [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	4
Realised gains and (losses) on financial investments
Debt securities and money market investments	7	4	(15)
Loan [Member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	4
Realised gains and (losses) on financial investments
Debt securities and money market investments	7	4	(15)
Other [member] | Income Or Loss From Insurance And Investment Contracts [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	86	(90)	15
Represented by:
Other		(1,030)	1,888
Other [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	86	(90)	15
Represented by:
Other		(1,030)	1,888
Assets designated at FVPL [member] | Income Or Loss From Insurance And Investment Contracts [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	15,252	13,280	13,435
Assets designated at FVPL [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	13,183	11,655	12,627
Assets designated at FVPL [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	(305)	(127)	(562)
Assets designated at FVPL [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Investment Contracts With Direct Participating Features [Member]
Net fair value change of financial investments at fair value through profit or loss, other than derivatives
Net Fair Value Change of Financial Investments at FVPL	2,374	1,751	1,370
Assets mandatorily measured at FVPL [member] | Income Or Loss From Insurance And Investment Contracts [Member]
Represented by:
Assets mandatorily measured at FVPL	380	(1,686)	(1,134)
Assets mandatorily measured at FVPL [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts With Direct Participating Features [Member]
Represented by:
Assets mandatorily measured at FVPL	212	(1,464)	(1,181)
Assets mandatorily measured at FVPL [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Represented by:
Assets mandatorily measured at FVPL	174	(96)	95
Assets mandatorily measured at FVPL [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Investment Contracts With Direct Participating Features [Member]
Represented by:
Assets mandatorily measured at FVPL	(7)	€ (127)	€ (48)
Other [member] | Other [member] | Income Or Loss From Insurance And Investment Contracts [Member]
Represented by:
Other	1,643
Other [member] | Other [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts With Direct Participating Features [Member]
Represented by:
Other	0
Other [member] | Other [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Insurance Contracts Without Direct Participating Features [Member]
Represented by:
Other	1,643
Other [member] | Other [member] | Income Or Loss From Insurance And Investment Contracts [Member] | Investment Contracts With Direct Participating Features [Member]
Represented by:
Other	€ 0